First Sentier Global Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS – 100.4%	Shares	Fair Value
ELECTRIC UTILITIES – 26.2%
American Electric Power Co. Inc. (United States)	53,211	$7,279,797
CLP Holdings Ltd. (Hong Kong)	376,500	3,519,075
Duke Energy Corp. (United States)	60,853	7,702,773
Evergy Inc. (United States)	56,697	4,900,322
NextEra Energy Inc. (United States)	94,198	8,267,758
PG&E Corp. (United States)	175,189	2,946,679
Xcel Energy Inc. (United States)	69,299	5,564,710
		$40,181,114
TRANSPORTATION INFRASTRUCTURE – 19.8%
Aena SME S.A. (Spain) (a)	178,826	$5,449,300
Aeroports de Paris S.A. (France)	29,361	3,828,515
Atlas Arteria Ltd. (Australia)	558,752	1,973,052
Beijing Capital International Airport Co. Ltd. (China) (b)	4,742,000	878,362
Flughafen Zurich A.G. (Switzerland)	6,769	2,093,904
Getlink SE (France)	144,504	3,071,649
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Mexico)	166,005	4,194,860
Japan Airport Terminal Co. Ltd. (Japan)	75,500	2,355,489
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	772,292	2,184,194
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	136,297	2,164,930
Transurban Group (Australia)	226,075	2,247,852
		$30,442,107
GROUND TRANSPORTATION – 15.1%
Canadian National Railway Co. (Canada)	55,800	$6,659,017
CSX Corp. (United States)	105,546	5,016,601
Rumo S.A. (Brazil)	672,500	1,745,637
Union Pacific Corp. (United States)	28,118	7,648,096
West Japan Railway Co. (Japan)	125,400	2,100,295
		$23,169,646
MULTI-UTILITIES – 13.0%
Algonquin Power & Utilities Corp. (Canada)	498,000	$2,928,482
Hera S.p.A. (Italy)	460,541	1,920,945
National Grid PLC (United Kingdom)	329,374	5,432,606
Public Service Enterprise Group Inc. (United States)	55,786	4,527,592
Sempra (United States)	54,595	5,061,502
		$19,871,127
OIL, GAS & CONSUMABLE FUELS – 9.2%
Cheniere Energy Inc. (United States)	14,724	$3,519,183

First Sentier Global Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
DT Midstream Inc. (United States)	11,399	$1,672,689
ONEOK Inc. (United States)	60,174	5,231,528
Targa Resources Corp. (United States)	14,006	3,755,569
		$14,178,969
SPECIALIZED REITS – 5.1%
Crown Castle Inc. (United States)	49,177	$3,724,174
SBA Communications Corp. (United States)	23,012	4,060,698
		$7,784,872
COMMERCIAL SERVICES & SUPPLIES – 4.2%
GFL Environmental Inc. (United States)	90,586	$3,332,659
Republic Services Inc. (United States)	14,904	3,175,744
		$6,508,403
GAS UTILITIES – 3.0%
ENN Energy Holdings Ltd. (China)	307,100	$1,586,732
UGI Corp. (United States)	88,195	3,046,255
		$4,632,987
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 1.8%
Orsted A/S (Denmark) (a),(b)	119,970	$2,696,883
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
China Tower Corp. Ltd. (China) (a)	2,179,716	$2,452,907
WATER UTILITIES – 1.4%
United Utilities Group PLC (United Kingdom)	123,843	$2,148,927
TOTAL COMMON STOCKS–100.4% (Cost $141,304,806)		$154,067,942
TOTAL INVESTMENTS–100.4% (Cost $141,304,806)		$154,067,942
Other Liabilities in Excess of Assets – (0.4)%		$(567,815)
NET ASSETS–100.0%		$153,500,127

Percentages are stated as a percent of net assets.

First Sentier Global Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)

REIT –	Real Estate Investment Trust

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $10,599,090 which represented 6.9% of the Fund's net assets.

(b)	Non-income producing security.

First Sentier American Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS – 97.8%	Shares	Fair Value
ELECTRIC UTILITIES – 31.8%
American Electric Power Co. Inc. (United States)	2,019	$276,219
Duke Energy Corp. (United States)	2,280	288,603
Evergy Inc. (United States)	2,044	176,663
NextEra Energy Inc. (United States)	4,227	371,004
PG&E Corp. (United States)	6,534	109,902
Xcel Energy Inc. (United States)	2,841	228,132
		$1,450,523
GROUND TRANSPORTATION – 22.3%
Canadian National Railway Co. (Canada)	1,119	$133,430
CSX Corp. (United States)	6,528	310,276
Norfolk Southern Corp. (United States)	146	45,930
Union Pacific Corp. (United States)	1,933	525,776
		$1,015,412
OIL, GAS & CONSUMABLE FUELS – 13.4%
Cheniere Energy Inc. (United States)	939	$224,430
DT Midstream Inc. (United States)	470	68,968
Kinder Morgan Inc. (United States)	429	13,715
ONEOK Inc. (United States)	2,892	251,430
Targa Resources Corp. (United States)	169	45,316
Williams (The) Cos. Inc. (United States)	73	5,427
		$609,286
MULTI-UTILITIES – 12.5%
Algonquin Power & Utilities Corp. (Canada)	12,356	$72,406
Black Hills Corp. (United States)	1,505	111,972
National Grid PLC (United Kingdom) (a)	111	9,199
Public Service Enterprise Group Inc. (United States)	2,022	164,105
Sempra (United States)	2,290	212,306
		$569,988
SPECIALIZED REITS – 7.9%
American Tower Corp. (United States)	25	$4,089
Crown Castle Inc. (United States)	1,979	149,870
SBA Communications Corp. (United States)	1,169	206,282
		$360,241
COMMERCIAL SERVICES & SUPPLIES – 4.6%
GFL Environmental Inc. (United States)	5,650	$207,863
1

First Sentier American Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.3%
XPLR Infrastructure LP (United States) (b)	12,733	$150,377
GAS UTILITIES – 2.0%
UGI Corp. (United States)	2,613	$90,253
TOTAL COMMON STOCKS–97.8% (Cost $3,984,231)		$4,453,943
TOTAL INVESTMENTS–97.8% (Cost $3,984,231)		$4,453,943
Other Assets in Excess of Liabilities – 2.2%		$98,795
NET ASSETS–100.0%		$4,552,738

Percentages are stated as a percent of net assets.

REIT –	Real Estate Investment Trust

(a)
This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S.
national securities exchange.

(b)	Non-income producing security.
2